UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05877

BNY Mellon Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2019

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Strategic Municipal Bond Fund, Inc.

SEMIANNUAL REPORT May 31, 2019

BNY Mellon Strategic Municipal Bond Fund, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The Fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of Fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Strategic Municipal Bond Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Strategic Municipal Bond Fund, Inc. (formerly Dreyfus Strategic Municipal Bond Fund, Inc.), covering the six-month period from December 1, 2018 through May 31, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a sharp sell-off in December 2018, triggered in part by heightened concerns over rising interest rates, trade tensions and slowing global growth. The slump largely erased prior gains on U.S. indices, while losses deepened in international markets. In December, it appeared that the U.S. Federal Reserve (the “Fed”) would maintain its hawkish stance on monetary policy. However, comments made by the Fed in January indicated that it would slow the pace of interest-rate increases; this helped stimulate a rebound across equity markets that continued through much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back.

At the end of 2018, equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. After encouraging comments by the Fed in January, fixed-income markets rallied, and bond prices benefited from falling rates through the end of the period.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 17, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2018 through May 31, 2019, as provided by Daniel Rabasco and Jeffrey Burger, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended May 31, 2019, BNY Mellon Strategic Municipal Bond Fund, Inc. (formerly, Dreyfus Strategic Municipal Bond Fund, Inc.) achieved a total return of 7.24% on a net-asset-value basis.1 Over the same period, the fund provided aggregate income dividends of $0.21 per share, which reflects an annualized distribution rate of 5.28%.2

Municipal bonds encountered bouts of volatility during the reporting period stemming from shifting Federal Reserve policy and changing supply-and-demand dynamics in the municipal securities market.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent believed by BNY Mellon Investment Adviser, Inc. to be consistent with the preservation of capital. In pursuing this goal, the fund invests at least 80% of its assets in municipal bonds. Under normal market conditions, the weighted average maturity of the fund’s portfolio is expected to exceed 10 years. Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds considered investment grade or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc.

The fund also has issued auction-rate preferred stock (ARPS), a percentage of which remains outstanding from its initial public offering, and has invested the proceeds in a manner consistent with its investment objective. This, along with the fund’s participation in secondary inverse floater structures, has the effect of leveraging the portfolio, which can magnify gain and loss potential depending on market conditions.

Over time, many of the fund’s older, higher-yielding bonds have matured or were redeemed by their issuers. We have attempted to replace those bonds with investments consistent with the fund’s investment policies. We have also sought to upgrade the fund with newly issued bonds that, in our opinion, have better structural or income characteristics than existing holdings. When such opportunities arise, we usually look to sell bonds that are close to their optional redemption date or maturity.

A Shift in Federal Reserve Policy Drove Municipal Bonds

Municipal bonds struggled during the first half of the reporting period, as the economy continued to perform well, and the Federal Reserve (the “Fed”) continued on a path of raising short-term interest rates. The Fed hiked the federal funds policy rate once during the reporting period, bringing the target range to 2.25%-2.50%. Flows into municipal bond funds remained robust, however, driven in part by the effects of the Tax Cuts and Jobs Act of 2017, which capped the federal tax deductibility of state and local taxes. Supply also was manageable, as new issuance for 2018 came in approximately 24% below that of 2017.

Toward the end of 2018, economic data became more mixed, and investors became increasingly concerned about the effect of the Fed’s hawkish stance on interest rates. This resulted in some volatility in capital markets that resulted in a flight to quality in which higher-quality securities, including municipal bonds, rallied strongly. The Fed’s shift to a more dovish stance also fed demand, as it confirmed investor concerns about a possible weakening of the economy.

As 2019 progressed, supply continued to be manageable, while demand rallied. Fund flows surged, hitting record levels. Contributing to this was ongoing demand, especially in high-tax states, from higher-income earners seeking shelter from the effects of the new cap on the deductibility of state and

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

local taxes. The stability of the municipal bond market relative to that of the equity markets also attracted investors.

The flight to quality caused rates to fall, and investors then began to reach for yield. As a result, longer-term municipals, especially those 10 years and longer, experienced a greater compression of yields than did shorter maturities, resulting in a flatter municipal bond yield curve. Investors also began to reach for the yield available from lower-quality issues, resulting in a tightening of quality spreads. The ratio of municipal bond yields to Treasury yields fell significantly, especially for longer-dated bonds, reflecting the outperformance of municipal bonds versus Treasuries.

Although long-term obligations, including pension and health care liabilities, remain a concern, credit quality remained stable to strong during the reporting period. Driven by continued economic strength, tax revenues were healthy, allowing many issuers to increase their “rainy day” funds.

Allocation and Interest-Rate Strategies Supported Fund Results

The fund’s performance was supported by its longer duration and its yield curve positioning, as longer-dated bonds outperformed during the period. Asset allocation strategies, on the other hand, produced a largely neutral effect.

On the other hand, some of the fund’s holdings weighed to a degree on the fund’s results. Most notably, security selection in the tobacco sector hindered returns, as did a lack of exposure to Puerto Rico bonds, which outperformed. Higher interest rates also detracted from results, as this raised the cost of the fund’s borrowings.

A Constructive Investment Posture

The economy remains strong, employment continues to be robust, and we expect this to continue for the remainder of the year. One risk to this outlook is a deterioration in trade relations, which could derail the economy’s momentum. Despite record-low unemployment, inflation remains subdued, so we anticipate that the Fed will leave short-term interest rates unchanged.

With demand for municipal bonds likely to remain strong and supply likely to be manageable, the municipal bond market is likely to perform relatively well. In addition, the cap on federal deductibility of state and local taxes will continue to help drive demand for municipal securities, encouraging the reinvestment of the proceeds of a large number of bonds that are due to mature in the coming months. We expect to keep the fund’s duration slightly long relative to the benchmark, and we will continue to focus on security selection, emphasizing undervalued issues and relying on our credit research capabilities.

June 17, 2019

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect through November 30, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Distribution rate per share is based upon dividends per share paid from net investment income during the period, annualized and divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

STATEMENT OF INVESTMENTS

May 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 150.0%
Alabama - 4.3%
Birmingham Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.50	6/1/2030	1,800,000		2,044,242
Birmingham Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	2,750,000		3,086,132
Jefferson County, Revenue Bonds, Refunding, Ser. F	0/7.75	10/1/2046	6,000,000	[a]	5,620,680
Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2046	5,000,000		6,656,000
				17,407,054
Arizona - 3.3%
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.25	7/1/2047	1,500,000	[b]	1,610,670
Phoenix Industrial Development Authority, Revenue Bonds (Legacy Traditional Schools Project) Ser. A	6.75	7/1/2044	1,000,000	[b]	1,142,390
Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects)	5.00	7/1/2045	1,000,000	[b]	1,052,330
Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	2,000,000	[b]	2,103,560
Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2052	1,500,000	[b]	1,534,215
Tender Option Bond Trust Receipts (Series 2018-XF2537), (Salt Verde Financial Corporation, Senior Gas Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	12.49	12/1/2037	4,550,000	[b,c]	5,857,033
				13,300,198
California - 9.3%
California, GO (Various Purpose)	6.00	3/1/2033	2,250,000		2,327,580

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 150.0% (continued)
California - 9.3% (continued)
California, GO (Various Purpose)	6.00	11/1/2035	5,000,000		5,095,500
Golden State Tobacco Securitization Corporation, Revenue Bonds, Refunding, Ser. A-1	5.00	6/1/2047	1,000,000		995,010
San Buenaventura, Revenue Bonds (Community Memorial Health System)	7.50	12/1/2041	1,500,000		1,669,200
Tender Option Bond Trust Receipts (Series 2016-XM0379), (Los Angeles Department of Water and Power, Water System Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	14.41	7/1/2043	5,000,000	[b,c]	5,505,050
Tender Option Bond Trust Receipts (Series 2016-XM0387), (Los Angeles Department of Airports, Senior Revenue Bonds (Los Angeles International Airport)) Non-recourse, Underlying Coupon Rate (%) 5.00	14.20	5/15/2038	6,000,000	[b,c]	6,636,105
Tender Option Bond Trust Receipts (Series 2016-XM0390), (The Regents of the University of California, General Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	14.41	5/15/2036	6,260,000	[b,c]	7,053,690
Tender Option Bond Trust Receipts (Series 2016-XM0440), (Los Angeles Department of Airports, Senior Revenue Bonds (Los Angeles International Airport)) Recourse, Underlying Coupon Rate (%) 5.00	13.13	5/15/2031	5,247,500	[b,c]	5,423,355
Tobacco Securitization Authority, Revenue Bonds, Refunding, Ser. C	0.00	6/1/2045	26,185,000	[d]	3,084,855
				37,790,345
Colorado - 4.2%
Belleview Station Metropolitan District Number 2, GO, Refunding	5.13	12/1/2046	2,375,000		2,464,039
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Johnson & Wales University) Ser. B	5.00	4/1/2031	2,685,000		2,888,067
Denver City and County, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	2,300,000		2,721,061

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 150.0% (continued)
Colorado - 4.2% (continued)
Dominion Water and Sanitation District, Revenue Bonds	6.00	12/1/2046	2,210,000		2,377,297
Sterling Ranch Community Authority, Revenue Bonds, Ser. A	5.00	12/1/2047	1,250,000		1,271,588
Tender Option Bond Trust Receipts (Series 2016-XM0385), (Board of Governors of the Colorado State University, System Enterprise Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	14.26	3/1/2038	4,960,000	[b,c]	5,427,071
				17,149,123
Connecticut - .5%
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A-1	3.65	11/15/2032	2,000,000		2,133,820
District of Columbia - 4.0%
Tender Option Bond Trust Receipts (Series 2016-XM0437), (District of Columbia, Income Tax Secured Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	13.01	12/1/2035	14,834,680	[b,c]	16,339,753
Florida - 8.5%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	2,500,000		2,781,775
Cape Coral Health Facilities Authority, Revenue Bonds, Refunding (Gulf Care, Inc. Project)	5.88	7/1/2040	1,600,000	[b]	1,738,752
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (Saint Leo University Project)	5.00	3/1/2049	4,000,000		4,494,960
Mid-Bay Bridge Authority, Revenue Bonds, Ser. A	7.25	10/1/2021	5,000,000	[e]	5,643,300
Palm Beach County Health Facilities Authority, Revenue Bonds (Acts Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/2045	5,775,000		6,618,381

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 150.0% (continued)
Florida - 8.5% (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.50	11/15/2020	6,825,000	[e]	7,216,345
Saint Johns County Industrial Development Authority, Revenue Bonds (Presbyterian Retirement Communities Project) Ser. A	6.00	8/1/2020	3,500,000	[e]	3,678,850
South Lake County Hospital District, Revenue Bonds (South Lake Hospital, Inc.) Ser. A	6.25	4/1/2039	2,500,000		2,506,975
				34,679,338
Georgia - 5.1%
Atlanta, Revenue Bonds (Proctor Creek Watershed Project) Ser. D	3.50	11/1/2028	1,000,000	[b]	1,025,790
Atlanta, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.25	11/1/2034	275,000		279,120
Atlanta, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.25	11/1/2019	725,000	[e]	736,310
Atlanta, Revenue Bonds, Ser. A	6.00	11/1/2019	4,865,000	[e]	4,955,732
Atlanta Development Authority, Revenue Bonds (Georgia Proton Treatment Center Project) Ser. A1	7.00	1/1/2040	1,500,000		1,607,655
Atlanta Development Authority, Revenue Bonds (New Downtown Atlanta Stadium Project) Ser. A1	5.25	7/1/2040	1,000,000		1,172,890
Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp-Vogtle) Ser. D	4.13	11/1/2045	4,200,000		4,425,414
Tender Option Bond Trust Receipts (Series 2016-XM0435), (Private Colleges and Universities Authority, Revenue Bonds (Emory University)) Recourse, Underlying Coupon Rate (%) 5.00	13.01	10/1/2043	6,000,000	[b,c]	6,649,050
				20,851,961

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 150.0% (continued)
Hawaii - 1.8%
Hawaii Department of Budget and Finance, Revenue Bonds (Hawai'i Pacific Health Obligated Group) Ser. B	5.63	7/1/2020	2,500,000	[e]	2,609,525
Hawaii Department of Budget and Finance, Revenue Bonds (Hawaiian Electric Company, Inc. and Subsidiary Projects)	6.50	7/1/2039	2,000,000		2,008,320
Hawaii Department of Budget and Finance, Revenue Bonds, Refunding (Hawaiian Electric Company, Inc.)	4.00	3/1/2037	2,500,000		2,585,725
				7,203,570
Illinois - 14.1%
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000		3,485,610
Chicago, GO, Refunding, Ser. C	5.00	1/1/2024	1,265,000		1,378,534
Chicago, GO, Ser. A	5.50	1/1/2049	3,000,000		3,408,630
Chicago, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	2,330,000		2,554,053
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,250,000		1,398,038
Chicago O'Hare International Airport, Revenue Bonds (General Airport Third Lien) Ser. A	5.63	1/1/2035	580,000		615,177
Chicago O'Hare International Airport, Revenue Bonds (General Airport Third Lien) Ser. A	5.63	1/1/2021	2,420,000	[e]	2,579,478
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	4,000,000		4,681,200
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	2,000,000		2,316,760
Illinois, GO, Ser. A	5.00	5/1/2038	2,850,000		3,166,464
Illinois, GO, Ser. C	5.00	11/1/2029	5,500,000		6,292,715
Illinois Finance Authority, Revenue Bonds, Refunding (Plymouth Place, Inc.)	5.25	5/15/2045	1,000,000		1,057,420

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 150.0% (continued)
Illinois - 14.1% (continued)
Metropolitan Pier and Exposition Authority, Revenue Bonds (Capital Appreciation-McCormick Place Expansion Project) (Insured; National Public Finance Corporation) Ser. A	0.00	12/15/2036	2,500,000	[d]	1,339,450
Metropolitan Pier and Exposition Authority, Revenue Bonds (McCormick Place Expansion Project) Ser. A	5.00	6/15/2053	2,500,000		2,683,200
Metropolitan Pier and Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project) Ser. B	5.00	12/15/2028	2,500,000		2,666,225
Metropolitan Pier and Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project) Ser. B	5.00	6/15/2052	3,550,000		3,706,129
Railsplitter Tobacco Settlement Authority, Revenue Bonds	6.00	6/1/2021	3,600,000	[e]	3,917,448
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue Bonds (The University of Chicago)) Non-recourse, Underlying Coupon Rate (%) 5.00	14.26	10/1/2040	9,000,000	[b,c]	10,343,610
				57,590,141
Indiana - 1.0%
Indiana Finance Authority, Revenue Bonds (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2043	3,500,000		4,106,165
Iowa - 1.4%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Company Project)	5.25	12/1/2025	5,125,000		5,574,719
Kentucky - 1.5%
Christian County, HR Revenue Bonds, Refunding (Jennie Stuart Medical Center Obligated Group)	5.50	2/1/2044	2,800,000		3,111,136
Kentucky Public Energy Authority, Revenue Bonds, Ser. A-1	4.00	6/1/2025	2,560,000		2,810,086
				5,921,222

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 150.0% (continued)
Louisiana - 2.9%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Corporation Project)	3.50	11/1/2032	2,400,000		2,486,352
Tender Option Bond Trust Receipts (Series 2018-XF2584), (Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Recourse, Underlying Coupon Rate (%) 5.00	13.82	7/1/2047	8,195,000	[b,c]	9,320,942
				11,807,294
Maine - .5%
Maine Health and Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center)	7.50	7/1/2032	2,000,000		2,214,720
Maryland - 2.0%
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds (Adventist HealthCare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000		3,766,847
Tender Option Bond Trust Receipts (Series 2016-XM0391), (Mayor and City Council of Baltimore, Project Revenue Bonds (Water Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	14.23	7/1/2042	4,000,000	[b,c]	4,490,540
				8,257,387
Massachusetts - 10.6%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University) Ser. A	6.25	7/1/2030	1,730,000		1,736,176
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University) Ser. A	6.25	7/1/2019	3,270,000	[e]	3,281,903
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Tufts Medical Center) Ser. I	7.25	1/1/2021	1,505,000	[e]	1,637,199

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 150.0% (continued)
Massachusetts - 10.6% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Tufts Medical Center) Ser. I	7.25	1/1/2021	995,000	[e]	1,082,401
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2038	2,130,000		2,433,546
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	1,000,000		1,228,520
Tender Option Bond Trust Receipts (Series 2016-XM0368), (Massachusetts Development Finance Agency, Revenue Bonds (Harvard University Issue)) Non-recourse, Underlying Coupon Rate (%) 5.25	15.27	2/1/2034	10,000,000	[b,c]	10,619,975
Tender Option Bond Trust Receipts (Series 2016-XM0372), (Massachusetts, Consolidated Loan) Non-recourse, Underlying Coupon Rate (%) 5.00	14.26	4/1/2027	6,400,000	[b,c]	6,805,008
Tender Option Bond Trust Receipts (Series 2016-XM0386), (University of Massachusetts Building Authority, Project and Refunding Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	14.24	5/1/2043	7,409,991	[b,c]	8,163,344
Tender Option Bond Trust Receipts (Series 2018-XF0610), (Massachusetts Transportation Fund, Revenue Bonds (Rail Enhancement & Accelerated Bridge Programs)) Recourse, Underlying Coupon Rate (%) 5.00	14.56	6/1/2047	5,250,000	[b,c]	6,194,025
				43,182,097
Michigan - 4.4%
Detroit, Revenue Bonds, Ser. A	5.00	7/1/2036	3,290,000		3,459,369
Detroit, Revenue Bonds, Ser. A	5.00	7/1/2031	3,780,000		3,991,718
Great Lakes Water Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	2,000,000		2,323,800

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 150.0% (continued)
Michigan - 4.4% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Detroit Water and Sewerage Department, Water Supply System Revenue Bonds Senior Lien Local Project Bonds) (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	1,000,000	1,128,630
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2048	5,000,000	5,815,850
Michigan Strategic Fund, Revenue Bonds, Refunding (Genesee Power Station Project)	7.50	1/1/2021	1,395,000	1,388,988
				18,108,355
Minnesota - 1.1%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	4,000,000	4,556,840
Missouri - 2.3%
Missouri Health and Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Projects) Ser. B	5.00	2/1/2046	2,200,000	2,398,946
Missouri Health and Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Projects) Ser. B	2.88	2/1/2022	1,365,000	1,373,463
Saint Louis Land Clearance Redevelopment Authority, Revenue Bonds (National Geospatial-Intelligence Agency Site Improvements Project)	5.13	6/1/2046	4,925,000	5,465,272
				9,237,681
Multi-State - .6%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate, Revenue Bonds, Ser. M-048, (Supported by pools of tax-exempt multifamily housing)	3.15	1/1/2036	2,500,000	2,612,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 150.0% (continued)
Nevada - 1.3%
Reno, Sales Tax Revenue Bonds, Refunding (Reno Transportation Rail Access Project) (Insured; Assured Guaranty Municipal Corporation) Ser. A	4.00	6/1/2058	5,000,000		5,254,300
New Hampshire - .5%
New Hampshire Health and Education Facilities Authority, Revenue Bonds (University System of New Hampshire) (Liquidity Facility; State Street Bank and Trust Co.) Ser. B	2.18	7/1/2033	2,000,000	[f]	2,000,000
New Jersey - 5.4%
Essex County Improvement Authority, Revenue Bonds (Covanta Holding Project)	5.25	7/1/2045	1,000,000	[b]	1,009,000
New Jersey Economic Development Authority, Revenue Bonds, Refunding (American Water Company, Inc. Project) Ser. A	5.70	10/1/2039	3,000,000		3,038,010
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. AA	5.50	12/15/2029	1,690,000		1,692,079
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. AA	5.50	6/15/2019	3,310,000	[e]	3,314,104
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding (Single-Family Housing) Ser. D	4.00	10/1/2024	2,370,000		2,570,383
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. S	5.00	6/15/2046	1,365,000		1,552,073
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. S	5.25	6/15/2043	1,500,000		1,743,990
South Jersey Port Corporation, Revenue Bonds, Ser. B	5.00	1/1/2042	2,025,000		2,277,983

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 150.0% (continued)
New Jersey - 5.4% (continued)
Tender Option Bond Trust Receipts (Series 2018-XF2538), (New Jersey Economic Development Authority, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.25	13.55	6/15/2040	4,250,000	[b,c]	4,703,402
				21,901,024
New Mexico - 1.3%
Farmington, Revenue Bonds, Refunding (Public Service Company of New Mexico San Juan Project) Ser. D	5.90	6/1/2040	5,000,000		5,192,000
New York - 11.5%
New York City Educational Construction Fund, Revenue Bonds, Ser. A	6.50	4/1/2028	2,785,000		3,028,493
New York Convention Center Development Corporation, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	0.00	11/15/2049	5,600,000	[d]	2,009,840
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S2	0.00	6/1/2050	27,625,000	[d]	3,992,365
New York Liberty Development Corporation, Revenue Bonds, Refunding (3 World Trade Center Project)	5.00	11/15/2044	3,400,000	[b]	3,717,866
New York Transportation Development Corporation, Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	3,000,000		3,294,960
New York Transportation Development Corporation, Revenue Bonds, Refunding (American Airlines Inc.)	5.00	8/1/2026	500,000		528,390
Niagara Area Development Corporation, Revenue Bonds, Refunding (Convanta Holding Project) Ser. A	4.75	11/1/2042	1,000,000	[b]	1,032,090
Port Authority of New York and New Jersey, Revenue Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/2036	4,710,000		4,989,115

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 150.0% (continued)
New York - 11.5% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0370), (New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.25	15.27	11/1/2025	5,000,000	[b,c]	5,260,650
Tender Option Bond Trust Receipts (Series 2016-XM0436), (New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	13.01	6/15/2044	12,600,000	[b,c]	13,581,445
Tender Option Bond Trust Receipts (Series 2016-XM0438), (New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.50	14.97	11/1/2027	5,000,000	[b,c]	5,274,662
				46,709,876
North Carolina - 2.5%
Tender Option Bond Trust Receipts (Series 2016-XM0444), (North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Duke University Health System)) Recourse, Underlying Coupon Rate (%) 5.00	15.65	6/1/2042	10,000,000	[b,c]	10,329,700
Ohio - 5.2%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Ser. A2	5.88	6/1/2030	2,000,000		1,909,060
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Ser. A2	6.50	6/1/2047	9,085,000		9,084,909
Butler County, Revenue Bonds (UC Health)	5.50	11/1/2020	960,000	[e]	1,012,887
Butler County, Revenue Bonds, Refunding (UC Health)	5.50	11/1/2020	2,040,000	[e]	2,152,384
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services)	5.25	11/1/2047	1,500,000		1,623,795

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 150.0% (continued)
Ohio - 5.2% (continued)
Cuyahoga County, Revenue Bonds, Refunding (The Metrohealth System)	5.00	2/15/2057	1,000,000		1,097,810
Ohio Air Quality Development Authority, Revenue Bonds (Ohio Valley Electric Corporation Project) Ser. E	5.63	10/1/2019	4,200,000		4,231,038
				21,111,883
Oregon - .4%
Warm Springs Reservation Confederated Tribes, Revenue Bonds (Pelton Round Butte Project) Ser. B	6.38	11/1/2033	1,500,000		1,520,685
Pennsylvania - 4.9%
Crawford County Hospital Authority, HR Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,000,000		1,139,190
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2033	2,805,000		3,177,448
Pennsylvania Housing Finance Agency, Revenue Bonds (Single-Family Housing) Ser. 114A	3.35	10/1/2026	2,000,000		2,040,600
Philadelphia, GO, Refunding	6.50	8/1/2020	4,700,000	[e]	4,969,310
Tender Option Bond Trust Receipts (Series 2016-XM0373), (Geisinger Authority, Health System Revenue Bonds (Geisinger Health System)) Non-recourse , Underlying Coupon Rate (%) 5.13	14.77	6/1/2041	3,000,000	[b,c]	3,177,105
Tender Option Bond Trust Receipts (Series 2018-XM0594), (Berks County Industrial Development Authority, Health System Revenue Bonds, Refunding (Tower Health Project)) Recourse, Underlying Coupon Rate (%) 5.00	12.70	11/1/2050	4,920,000	[b,c]	5,625,159
				20,128,812

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 150.0% (continued)
South Carolina - 2.8%
Tender Option Bond Trust Receipts (Series 2016-XM0384), (South Carolina Public Service Authority, Revenue Bonds Obligations (Santee Cooper)) Non-recourse, Underlying Coupon Rate (%) 5.13	11.13	12/1/2043	10,200,000	[b,c]	11,248,832
Tennessee - 2.2%
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, Revenue Bonds, Refunding (The Vanderbilt University) Ser. A	5.50	10/1/2019	2,050,000	[e]	2,077,449
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, Revenue Bonds, Refunding (The Vanderbilt University) Ser. A	5.50	10/1/2019	450,000	[e]	455,877
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, Revenue Bonds, Refunding (The Vanderbilt University) Ser. B	5.50	10/1/2019	3,000,000	[e]	3,040,170
Tender Option Bond Trust Receipts (Series 2016-XM0388), (Metropolitan Government of Nashville and Davidson County, Water and Sewer Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	13.81	7/1/2040	3,000,000	[b,c]	3,340,275
				8,913,771
Texas - 13.7%
Central Texas Regional Mobility Authority, Revenue Bonds	5.00	1/1/2048	2,500,000		2,882,550
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2045	1,500,000		1,683,600
Clifton Higher Education Finance Corporation, Revenue Bonds (International Leadership of Texas) Ser. A	5.75	8/15/2045	2,500,000		2,676,950
Clifton Higher Education Finance Corporation, Revenue Bonds (International Leadership) Ser. D	6.13	8/15/2048	3,000,000		3,268,290

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 150.0% (continued)
Texas - 13.7% (continued)
Clifton Higher Education Finance Corporation, Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000		2,567,275
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	11/15/2051	7,500,000	[d]	1,885,500
Love Field Airport Modernization Corporation, Revenue Bonds (Southwest Airlines Company - Love Field Modernization Program Project)	5.00	11/1/2028	1,000,000		1,094,190
New Hope Cultural Education Facilities Finance Corporation, Revenue Bonds (National Campus and Community Development Corporation - College Station Properties LLC) Ser. A	5.00	7/1/2035	500,000		464,870
Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bonds (Buckingham Senior Living Community, Inc. Project)	5.50	11/15/2045	3,000,000	[g]	2,100,000
Tender Option Bond Trust Receipts (Series 2016-XM0377), (San Antonio, Electric and Gas Systems Junior Lien Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	14.26	2/1/2043	12,450,000	[b,c]	13,696,997
Tender Option Bond Trust Receipts (Series 2016-XM0443), (Texas A&M University System Board of Regents, Financing System Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	15.66	5/15/2039	13,157,245	[b,c]	13,586,014
Tender Option Bond Trust Receipts (Series 2017-XF2422), (Leander Independent School District, Unlimited Tax School Building Bonds (Permanent School Fund Guarantee Program)) Recourse, Underlying Coupon Rate (%) 5.00	8.14	8/15/2040	9,997,299	[b,c]	10,066,099
				55,972,335

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 150.0% (continued)
U.S. Related - 1.2%
Puerto Rico Commonwealth, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	2,500,000		2,607,250
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. CC	5.25	7/1/2034	2,000,000		2,199,300
				4,806,550
Utah - .5%
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2040	2,000,000		2,141,100
Virginia - 5.6%
Chesterfield County Economic Development Authority, Revenue Bonds, Refunding (Brandermill Woods Project)	5.13	1/1/2043	700,000		718,550
Henrico County Industrial Development Authority, Revenue Bonds, Refunding (Bon Secours Health System, Inc.) (Insured; Assured Guaranty Municipal Corp.) (Escrowed To Maturity)	7.26	8/23/2027	5,450,000		7,308,995
Tender Option Bond Trust Receipts (Series 2018-XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.50	16.60	7/1/2057	7,500,000	[b,c]	9,200,025
Virginia College Building Authority, Revenue Bonds (Marymount University Project) (Green Bonds)	5.00	7/1/2045	1,000,000	[b]	1,056,740
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2049	4,100,000		4,581,053
				22,865,363
Washington - 5.6%
King County School District, GO (No 210 Federal Way)	4.00	12/1/2034	2,000,000		2,244,360
Tender Option Bond Trust Receipts (Series 2017-XF2423), (King County, Server Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	14.35	1/1/2029	8,575,000	[b,c]	9,041,323

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 150.0% (continued)
Washington - 5.6% (continued)
Tender Option Bond Trust Receipts (Series 2018-XM0680), (Washington Convention Center Public Facilities District, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	7.78	7/1/2058	10,000,000	[b,c] 11,554,500
				22,840,183
Wisconsin - 2.0%
Public Finance Authority, Revenue Bonds (CHF- Wilmington, LLC. - University of North Carolina) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2058	3,665,000	4,113,339
Public Finance Authority, Revenue Bonds (Denver International Airport Great Hall Project)	5.00	9/30/2049	2,000,000	2,274,780
Public Finance Authority, Revenue Bonds (Gannon University Project)	5.00	5/1/2042	750,000	829,815
Public Finance Authority, Revenue Bonds, Refunding (Mary's Woods At Marylhurst Project)	5.25	5/15/2042	750,000	[b] 810,188
				8,028,122
Total Investments (cost $573,240,615)			150.0%	610,988,869
Liabilities, Less Cash and Receivables			(37.9%)	(154,363,671)
Preferred Stock, at redemption value			(12.1%)	(49,300,000)
Net Assets Applicable to Common Shareholders			100.0%	407,325,198

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities were valued at $262,348,330 or 64.41% of net assets.

c Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

g Non-income producing—security in default.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Education	25.4
Water	15.2
Medical	13.8
Prerefunded	13.3
Special Tax	9.6
General Obligation	9.0
Development	8.8
Nursing Homes	8.3
Transportation	7.9
Airport	6.3
Utility-Electric Revenue	6.2
Other	5.6
Tobacco Settlement	4.7
Power	3.8
School District	3.4
Pollution	1.9
Single Family Housing	1.7
Housing	1.4
Industrial Revenue	1.4
Lease Revenue	1.3
Multifamily Housing	.6
County	.4
150.0

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EURIBOR	Euro Interbank Offered Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RIB	Residual Interest Bonds	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFRRATE	Secured Overnight Financing Rate
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	573,240,615	610,988,869
Cash		702,816
Interest receivable		8,773,596
Prepaid expenses		37,984
		620,503,265
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		255,104
Payable for floating rate notes issued—Note 3		162,356,715
Interest and expense payable related to floating rate notes issued—Note 3		1,115,918
Commissions payable—Note 1		36,000
Directors fees and expenses payable		15,904
Dividends payable to Preferred Shareholders		12,156
Accrued expenses		86,270
		163,878,067
Auction Preferred Stock, Series A, B and C, par value $.001 per share (1,972 shares issued and outstanding at $25,000 per share liquidation value)—Note 1		49,300,000
Net Assets Applicable to Common Shareholders ($)		407,325,198
Composition of Net Assets ($):
Common Stock, par value, $.001 per share (49,369,459 shares issued and outstanding)		49,369
Paid-in capital		391,816,907
Total distributable earnings (loss)		15,458,922
Net Assets Applicable to Common Shareholders ($)		407,325,198

Shares Outstanding
(110 million shares of $.001 par value Common Stock authorized)	49,369,459
Net Asset Value Per Share of Common Stock ($)	8.25

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2019 (Unaudited)

Investment Income ($):
Interest Income	13,981,116
Expenses:
Investment advisory fee—Note 2(a)	1,112,685
Interest and expense related to floating rate notes issued—Note 3	1,815,108
Administration fee—Note 2(a)	556,342
Commission fees—Note 1	61,011
Directors’ fees and expenses—Note 2(c)	52,947
Professional fees	32,636
Registration fees	32,329
Shareholders’ reports	8,744
Shareholder servicing costs	8,471
Custodian fees—Note 2(b)	4,108
Miscellaneous	28,486
Total Expenses	3,712,867
Less—reduction in expenses due to undertaking—Note 2(a)	(222,573)
Less—reduction in fees due to earnings credits—Note 2(b)	(4,108)
Net Expenses	3,486,186
Investment Income—Net	10,494,930
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	(248,914)
Net realized gain (loss) on futures	(245,411)
Net Realized Gain (Loss)	(494,325)
Net unrealized appreciation (depreciation) on investments	18,022,413
Net Realized and Unrealized Gain (Loss) on Investments	17,528,088
Dividends to Preferred Shareholders	(680,158)
Net Increase in Net Assets Resulting from Operations	27,342,860

See notes to financial statements.

STATEMENT OF CASH FLOWS

Six Months Ended May 31, 2019 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(104,626,517)
Proceeds from sales of portfolio securities	104,984,570
Net proceeds for sales of short-term securities	2,247
Dividends paid to Preferred Shareholders	(681,067)
Interest received	15,617,552
Paid to BNY Mellon Investment Adviser, Inc.	(873,278)
Operating expenses paid	(917,229)
Net Unrealized and Realized Gain (Loss) on futures	(245,411)
Net Cash Provided by Operating Activities		13,260,867
Cash Flows from Financing Activities ($):
Dividends paid to Common Shareholders	(10,367,588)
Interest and expense related to floating
rate notes issued paid	(2,706,245)
Net Cash Provided in Financing Activities		(13,073,833)
Net Increase (Decrease) in cash		187,034
Cash at beginning of period		515,782
Cash at end of period		702,816
Reconciliation of Net Increase (Decrease) in Net Assets Applicable to
Common Shareholders Resulting from Operations to
Net Cash Provided by Operating Activities ($):
Net Increase in Net Assets Resulting From Operations		27,342,860
Adjustments to reconcile net increase in net assets
applicable to Common Shareholder resulting from
operations to net cash provided by operating activities ($):
Decrease in investments in securities at cost		3,535,228
Decrease in interest receivable		1,250,122
Increase in prepaid expenses		(17,202)
Increase in BNY Mellon Investment Adviser, Inc. and affiliates		16,834
Decrease in payable for investment securities purchased		(2,582,900)
Interest and expense related to floating rate notes issued		1,815,108
Decrease in dividends payable to Preferred Shareholders		(909)
Increase in Directors fees and expense payable		9,109
Decrease in commissions payable and accrued expenses		(128,170)
Net unrealized appreciation on investments		(18,022,413)
Net amortization of premiums on investments		43,200
Net Cash Provided by Operating Activities		13,260,867

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Operations ($):
Investment income—net	10,494,930	23,227,071
Net realized gain (loss) on investments	(494,325)	2,157,286
Net unrealized appreciation (depreciation) on investments	18,022,413	(23,902,914)
Dividends to Preferred Shareholders	(680,158)	(1,304,861)
Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	27,342,860	176,582
Distributions ($):
Distributions to Common Shareholders	(10,367,588)	(21,374,989)
Capital Stock Transactions ($):
Proceeds from Auction Preferred Stock to Common Shareholders	-	2,185,000
Distributions reinvested	-	268,131
Increase (Decrease) in Net Assets from Capital Stock Transactions	-	2,453,131
Total Increase (Decrease) in Net Assets Applicable to Common Shareholders	16,975,272	(18,745,276)
Net Assets Applicable to Common Shareholders ($):
Beginning of Period	390,349,926	409,095,202
End of Period	407,325,198	390,349,926
Capital Share Transactions (Common Shares):
Shares issued for distributions reinvested	-	32,286
Net Increase (Decrease) in Shares Outstanding	-	32,286

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements, and with respect to common stock, market price data for the fund’s common shares.

Six Months Ended
May 31, 2019		Year Ended November 30,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	7.91	8.29	8.19	8.59	8.57	7.94
Investment Operations:
Investment income—net[a]	.21	.47	.49	.50	.52	.52
Net realized and unrealized gain (loss) on investments	.33	(.43)	.13	(.39)	(.00)[b]	.68
Dividends to Preferred Shareholders from investment income—net	.01	(.03)	(.02)	(.01)	(.00)[b]	(.00)[b]
Total from Investment Operations	.55	.01	.60	.10	.52	1.20
Distributions to Common Shareholders:
Dividends from investment income—net	(.21)	(.43)	(.50)	(.50)	(.50)	(.57)
Net asset value resulting from Auction Preferred Stock tender as a discount	-	.04	-	-	-	-
Net asset value, end of period	8.25	7.91	8.29	8.19	8.59	8.57
Market value, end of period	7.96	7.13	8.40	8.07	7.95	7.88
Total Return (%)[c]	14.79[d]	(10.14)	10.46	7.55	7.41	15.77

Six Months Ended
May 31, 2019		Year Ended November 30,
(Unaudited)		2018	2017	2016	2015	2014
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets applicable to Common Stock[e]	1.87f	1.73	1.41	1.24	1.19	1.21
Ratio of net expenses to average net assets applicable to Common Stock[e]	1.76f	1.62	1.28	1.12	1.07	1.09
Ratio of interest and expense related to floating rate notes issued to average net assets applicable to Common Stock[e]	.92f	.72	.35	.21	.15	.16
Ratio of net investment income to average net assets applicable to Common Stock[e]	5.30[f]	5.78	5.87	5.67	6.10	6.25
Ratio of total expenses to total average net assets	1.67[f]	1.51	1.15	1.02	.98	.99
Ratio of net expenses to total average net assets	1.57[f]	1.41	1.05	.92	.88	.89
Ratio of interest and expense related to floating rate notes issued to total average net assets	.82[f]	.63	.29	.17	.13	.13
Ratio of net investment income to total average net assets	4.72[f]	5.02	4.79	4.66	4.99	5.07
Portfolio Turnover Rate	23.18[d]	24.57	11.20	12.90	15.27	7.29
Asset Coverage of Preferred Stock, end of period	926	892	540	533	553	552
Net Assets, applicable to Common Shareholders, end of period ($ x 1,000)	407,325	390,350	409,095	402,531	421,432	420,435
Preferred Stock Outstanding, end of period ($ x 1,000)	49,300	49,300	93,000	93,000	93,000	93,000
Floating Rate Notes Outstanding, end of period ($ x 1,000)	162,357	162,357	109,669	93,369	98,469	103,469

a Based on average common shares outstanding.

b Amount represents less than $.01 per share.

c Calculated based on market value.

d Not annualized.

e Does not reflect the effect of dividends to Preferred Shareholders.

f Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Strategic Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified closed-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol DSM.

Effective June 3, 2019, the fund changed its name from Dreyfus Strategic Municipal Bond Fund, Inc. to BNY Mellon Strategic Municipal Bond Fund, Inc. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”

The fund has outstanding 698 Series A shares, 662 Series B shares and 612 Series C shares, Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions or by reference to a market rate. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions. The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to shareholders of Common Stock (“Common Shareholders”) or repurchasing shares of Common Stock and/or could trigger the mandatory redemption of APS at liquidation value. Thus, redemptions of APS may be deemed to be outside of the control of the fund.

The holders of APS, voting as a separate class, have the right to elect at least two directors. The holders of APS will vote as a separate class on certain other matters, as required by law. The fund’s Board of Directors (the “Board”) has designated Joni Evans and Robin A. Melvin as director to be elected by the holders of APS.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S.

generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	610,988,869	-	610,988,869
Liabilities ($)
Floating Rate Notes††	-	(162,356,715)	-	(162,356,715)

† See Statement of Investments for additional detailed categorizations.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At May 31, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to Common shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Common shareholders will have their distributions reinvested in additional shares of the fund, unless such Common shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent for the fund’s Common Stock, will buy fund shares in the open market and reinvest those shares accordingly.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

On May 30, 2019, the Board declared a cash dividend of $.035 per share from investment income-net, payable on June 28, 2019 to Common shareholders of record as of the close of business on June 14, 2019. The ex-dividend date was June 13, 2019.

(d) Dividends and distributions to shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividend rates as of May 31, 2019, for each Series of APS were as follows: Series A-2.713%, Series B-2.668% and Series C-2.713%. These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received. The average dividend rates for the period ended May 31, 2019 for each Series of APS were as follows: Series A-2.762%, Series B-2.775% and Series C-2.764%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $22,637,777 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2018. If not applied,

$21,871,958 of the carryover expires in fiscal year 2019. The fund has $765,819 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2018 was as follows: tax-exempt income $22,441,441 and ordinary income $238,409. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average weekly net assets, inclusive of the outstanding APS, and is payable monthly. The fund also has an administration agreement with the Adviser and a custody agreement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser. The fund pays in the aggregate for administration, custody and transfer agency services, a monthly fee based on an annual rate of .25% of the value of the fund’s average weekly net assets, inclusive of the outstanding APS. All out-of-pocket transfer agency and custody expenses, including custody transaction expenses, are paid separately by the fund.

The Adviser has currently undertaken, from December 1, 2018 through November 30, 2019, to waive receipt of a portion of the fund’s investment advisory fee, in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing APS outstanding). The

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

reduction in expenses, pursuant to the undertaking, amounted to $222,573 during the period ended May 31, 2019.

(b) The fund compensates the Custodian under a custody agreement for providing custodial services for the fund. These fees are determined based on transaction activity. During the period ended May 31, 2019, the fund was charged $4,108 for out-of-pocket and custody transaction expenses, pursuant to the custody agreement. These fees were partially offset by earnings credits of $4,108.

The fund has an arrangement with the Custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

During the period ended May 31, 2019, the fund was charged $3,026 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $192,799, Administration fees $96,399, Custodian fees $2,054 and Chief Compliance Officer fees $2,454, which are offset against an expense reimbursement currently in effect in the amount of $38,602.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended May 31, 2019, amounted to $101,970,742 and $104,984,570, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater

Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2019 was approximately $162,356,715, with a related weighted average annualized interest rate of 2.24%.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. At May 31, 2019, there were no futures outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2019:

Average Market Value ($)
Interest rate futures	67,518

At May 31, 2019, accumulated net unrealized appreciation on investments was $37,748,254, consisting of $39,690,445 gross unrealized appreciation and $1,942,191 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

PROXY RESULTS (Unaudited)

Common Shareholders and holders of APS voted together as a single class (except as noted below) on the following proposal presented at the annual shareholders’ meeting held on June 12, 2019.

	Shares
	For	Authority Withheld
To elect one Class I Directors: †
Alan H. Howard	43,620,273	2,223,683
To elect three Class II Director: ††
Ehud Houminer	43,022,046	2,821,910
Gordon J. Davis	43,796,394	2,047,562
Robin A. Melvin†††	425	1,522

† The terms of these Class I Directors expire in 2021.

†† The term of this Class II Director expires in 2022.

††† Elected solely by APS holders; Common Shareholders not entitled to vote. The term of this Class II Director expires in 2022.

NOTES

OFFICERS AND DIRECTORS
BNY Mellon Strategic Municipal Bond Fund, Inc.

200 Park Avenue
New York, NY 10166

Directors	Officers (continued)
Joseph S. DiMartino, Chairman	Assistant Treasurers (continued)
Gordon J. Davis†	Robert Salviolo
Joni Evans††	Robert Svagna
Joan Gulley	Chief Compliance Officer
Ehud Houminer	Joseph W. Connolly
Alan H. Howard	Portfolio Managers
Robin A. Melvin ††	Daniel A. Rabasco
Burton N. Wallack	Jeffrey B. Burger
Benaree Pratt Wiley
† Interested Board Member
†† Elected by APS Holders	Investment Adviser and Administrator
Officers	BNY Mellon Investment Adviser, Inc.
President	Custodian
Renee Laroche-Morris	The Bank of New York Mellon
Chief Legal Officer	Counsel
Bennett A. MacDougall	Proskauer Rose LLP
Vice President and Secretary	Transfer Agent,
James Bitetto	Dividend -Paying Agent
Vice President and Secretaries	Disbursing Agent and Registrar
Sonalee Cross	Computershare Inc.
Deirdre Cunnane	(Common Stock)
Sarah S. Kelleher	Deutsche Bank Trust Company America
Jeff Prusnofsky	(Auction Preferred Stock)
Peter M. Sullivan	Auction Agent
Natalya Zelensky	Deutsche Bank Trust Company America
Vice President
David Dipetrillo	(Auction Preferred Stock)
Treasurer	Stock Exchange Listing
James Windels	NYSE Symbol: DSM
Assistant Treasurers	Initial SEC Effective Date
Gavin C. Reilly	11/22/89
Robert S. Robol

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday; and The Wall Street Journal, Mutual Funds section under the heading “Closed-End Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its Common Stock in the open market when it can do so at prices below the then current net asset value per share.

For More Information

BNY Mellon Strategic Municipal Bond Fund, Inc.

240 Greenwich Street
New York, NY 10286

Adviser and Administrator

BNY Mellon Investment Advisers, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Registrar (Common Stock)

Computershare Inc.
480 Washington Boulevard
Jersey City, NJ 07310

Dividend Disbursing Agent (Common Stock)

Computershare Inc.
P.O. Box 30170
College Station, TX 77842

Ticker Symbol:	DSM

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonfundsim.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0852SA0519

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      None.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  The fund did not participate in a securities lending program during this period.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Strategic Municipal Bond Fund, Inc.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      July 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      July 26, 2019

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      July 26, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)